Annual Total Returns - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Worldwide Fund - Class A
Bar Chart Table:
Annual Return 2012	18.33%
Annual Return 2013	31.19%
Annual Return 2014	0.12%
Annual Return 2015	3.20%
Annual Return 2016	(0.92%)
Annual Return 2017	29.11%
Annual Return 2018	(4.62%)
Annual Return 2019	28.53%
Annual Return 2020	30.49%
Annual Return 2021	18.32%